COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2014 are:

Minimum lease payments
2015	9,208,110
2016	16,791,333
2017	14,789,260
2018	12,760,495
2019	4,345,105
2020 and thereafter	7,027,396
Total	64,921,699